UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kip Allardt
Title:      Chief Operating Officer
Phone:      (203) 838-3188

Signature, Place and Date of Signing:


/s/ Kip Allardt               South Norwalk, Connecticut      May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total: $2,778,252
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number       Name

1.    028-12213                  Discovery Global Opportunity Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2011
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                --------------     -----      -------   -------   --- ----   ----------   -----  ----      ------ ----
ACORDA THERAPEUTICS INC       COM               00484M106   10,699      461,153 SH         DEFINED      1        461,153
ADVANCED MICRO DEVICES INC    COM               007903107   10,196    1,185,600 SH         DEFINED      1      1,185,600
APPLE INC                     COM               037833100  633,335    1,817,274 SH         DEFINED      1      1,817,274
BAIDU INC                     SPON ADR REP A    056752108  162,041    1,175,828 SH         DEFINED      1      1,175,828
BANCO MACRO SA                SPON ADR B        05961W105   51,790    1,293,776 SH         DEFINED      1      1,293,776
BITAUTO HLDGS LTD             SPONSORED ADS     091727107    2,815      235,582 SH         DEFINED      1        235,582
BMC SOFTWARE INC              COM               055921100    4,914       98,800 SH         DEFINED      1         98,800
CAMELOT INFORMATION SYS INC   ADS RP ORD SHS    13322V105    6,675      402,350 SH         DEFINED      1        402,350
CENTRAL EUROPEAN DIST CORP    COM               153435102    8,410      741,000 SH         DEFINED      1        741,000
CITRIX SYS INC                COM               177376100   29,737      404,800 SH         DEFINED      1        404,800
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104    9,522      221,600 SH         DEFINED      1        221,600
COMPLETE PRODUCTION SERVICES  COM               20453E109    3,544      111,400 SH         DEFINED      1        111,400
CONCHO RES INC                COM               20605P101   32,338      301,375 SH         DEFINED      1        301,375
CONOCOPHILLIPS                COM               20825C104   68,057      852,200 SH         DEFINED      1        852,200
CORE LABORATORIES N V         COM               N22717107   49,926      488,654 SH         DEFINED      1        488,654
CREDICORP LTD                 COM               G2519Y108  224,137    2,136,062 SH         DEFINED      1      2,136,062
E M C CORP MASS               COM               268648102   48,804    1,837,500 SH         DEFINED      1      1,837,500
EMPRESA DIST Y COMERCIAL NOR  SPON ADR          29244A102    1,047      100,000 SH         DEFINED      1        100,000
GENERAL MTRS CO               JR PFD CNV SRB    37045V209    8,792      182,400 SH         DEFINED      1        182,400
GLOBAL ED & TECHNOLOGY GP LT  ADS               37951A108    2,956      482,300 SH         DEFINED      1        482,300
GREEN MTN COFFEE ROASTERS IN  COM               393122106   15,642      242,100 SH         DEFINED      1        242,100
GRUPO FINANCIERO GALICIA S A  SP ADR 10 SH B    399909100   19,526    1,570,897 SH         DEFINED      1      1,570,897
HALLIBURTON CO                COM               406216101   85,160    1,708,675 SH         DEFINED      1      1,708,675
HOME INNS & HOTELS MGMT INC   SPON ADR          43713W107   21,401      540,839 SH         DEFINED      1        540,839
HYPERDYNAMICS CORP            COM               448954107    9,129    1,976,000 SH         DEFINED      1      1,976,000
ICICI BK LTD                  ADR               45104G104   42,199      846,850 SH         DEFINED      1        846,850
IMPERIAL HLDGS INC            COM               452834104   12,510    1,232,500 SH         DEFINED      1      1,232,500
ISHARES INC                   MSCI MEX INVEST   464286822   31,173      496,000 SH         DEFINED      1        496,000
ISHARES TR                    MSCI EMERG MKT    464287234   32,834      674,620 SH         DEFINED      1        674,620
ISHARES TR                    MSCI PERU CAP     464289842   10,793      236,423 SH         DEFINED      1        236,423
ISOFTSTONE HLDGS LTD          SPONSORED ADS     46489B108      246       13,300 SH         DEFINED      1         13,300
KEYCORP NEW                   COM               493267108    6,580      741,000 SH         DEFINED      1        741,000
KKR & CO L P DEL              COM UNITS         48248M102    2,414      147,100 SH         DEFINED      1        147,100
KKR FINANCIAL HLDGS LLC       COM               48248A306   18,455    1,885,041 SH         DEFINED      1      1,885,041
MASTERCARD INC                CL A              57636Q104    2,417        9,600 SH         DEFINED      1          9,600
MOMENTA PHARMACEUTICALS INC   COM               60877T100   22,393    1,412,811 SH         DEFINED      1      1,412,811
NATIONAL OILWELL VARCO INC    COM               637071101   57,025      719,375 SH         DEFINED      1        719,375
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107   26,801      267,825 SH         DEFINED      1        267,825
PETROHAWK ENERGY CORP         COM               716495106   30,222    1,231,550 SH         DEFINED      1      1,231,550
RDA MICROELECTRONICS INC      SPONSORED ADR     749394102    2,106      147,100 SH         DEFINED      1        147,100
REX ENERGY CORPORATION        COM               761565100    1,191      102,350 SH         DEFINED      1        102,350
RF MICRODEVICES INC           COM               749941100   24,993    3,899,050 SH         DEFINED      1      3,899,050
SALIX PHARMACEUTICALS INC     COM               795435106    9,518      271,700 SH         DEFINED      1        271,700
SANDISK CORP                  COM               80004C101   25,700      557,600 SH         DEFINED      1        557,600
SCHLUMBERGER LTD              COM               806857108   72,780      780,400 SH         DEFINED      1        780,400
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605   14,899      909,000 SH         DEFINED      1        909,000
SINA CORP                     ORD               G81477104  144,985    1,354,490 SH         DEFINED      1      1,354,490
SKYWORKS SOLUTIONS INC        COM               83088M102   33,174    1,023,900 SH         DEFINED      1      1,023,900
SLM CORP                      COM               78442P106   13,605      889,200 SH         DEFINED      1        889,200
SPRINT NEXTEL CORP            COM SER 1         852061100    3,438      741,000 SH         DEFINED      1        741,000
SUNCOR ENERGY INC NEW         COM               867224107   32,720      729,700 SH         DEFINED      1        729,700
SYMANTEC CORP                 COM               871503108   49,365    2,662,597 SH         DEFINED      1      2,662,597
TAL ED GROUP                  ADS REPSTG COM    874080104    1,778      162,700 SH         DEFINED      1        162,700
TAM SA                        SP ADR REP PFD    87484D103   35,106    1,778,400 SH         DEFINED      1      1,778,400
TELECOM ARGENTINA S A         SPON ADR REP B    879273209    3,927      158,345 SH         DEFINED      1        158,345
TRIANGLE PETE CORP            COM NEW           89600B201    2,988      360,000 SH         DEFINED      1        360,000
UNIVERSAL DISPLAY CORP        COM               91347P105  117,667    2,137,850 SH         DEFINED      1      2,137,850
VANGUARD INTL EQUITY INDEX F  MSCI EMR MKT ETF  922042858   19,345      395,200 SH         DEFINED      1        395,200
VERISIGN INC                  COM               92343E102   32,417      895,260 SH         DEFINED      1        895,260
VISA INC                      COM CL A          92826C839   70,719      960,600 SH         DEFINED      1        960,600
WATSON PHARMACEUTICALS INC    COM               942683103   23,933      427,300 SH         DEFINED      1        427,300
WHITING PETE CORP NEW         COM               966387102   80,123    1,090,850 SH         DEFINED      1      1,090,850
XUEDA ED GROUP                SPONSORED ADR     98418W109    2,527      264,280 SH         DEFINED      1        264,280
YOUKU COM INC                 SPONSORED ADR     98742U100   43,229      909,900 SH         DEFINED      1        909,900
YPF SOCIEDAD ANONIMA          SPON ADR CL D     984245100   99,364    2,230,889 SH         DEFINED      1      2,230,889

SK 02848 0005 1196252